Stock-Based Compensation and Stock Purchase Plans - Summary of Value of Option Grant Estimated on Date of Grant (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Weighted average fair value	$ 2.85		$ 5.92		$ 4.23
Weighted average expected life	5 years		5 years		7 years
Expected volatility	67.30%	[1]	61.30%	[1]	57.60%	[1]
Risk-free interest rate	0.70%		1.80%		2.70%
Dividend yield	0.00%		0.00%		0.00%

[1]	Expected volatilities are based on historical volatilities of our stock.